UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Pennsylvania Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.25%
Corporate Revenue Bonds – 4.63%
Allegheny County Industrial Development Authority
Environmental Improvement Revenue
(U.S. Steel Corp.) 6.75% 11/1/24	2,475,000	$2,608,996
Dauphin County Industrial Development Authority Water
Revenue
(Dauphin Consolidated Water Supply Project) Series B
6.70% 6/1/17	1,750,000	2,030,070
Pennsylvania Economic Development Financing Authority
(Shipping Port) Series A 2.55% 11/1/41•	2,500,000	2,469,325
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,000,010
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,090,683
		22,199,084
Education Revenue Bonds – 26.22%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	785,250
7.00% 11/1/40	1,000,000	1,052,610
(Carnegie Mellon University Project)
5.00% 3/1/28	3,000,000	3,297,780
Series A 5.00% 3/1/24	1,500,000	1,712,400
(Chatham University Project)
Series A 5.00% 9/1/30	1,500,000	1,504,110
Series A 5.00% 9/1/35	1,000,000	958,960
(Duquesne University) Series A 5.00% 3/1/33	600,000	620,628
(Robert Morris University Project)
Series A 5.50% 10/15/30	1,275,000	1,270,754
Series A 5.75% 10/15/40	2,200,000	2,170,212
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,674,453
Chester County Industrial Development Authority Student
Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,043,834
Series A 5.00% 8/1/45	1,250,000	1,095,900
Delaware County Authority
(Eastern University) 5.25% 10/1/32	3,000,000	2,861,730
(Villanova University) 5.00% 8/1/21	1,745,000	2,002,841

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	$972,490
5.00% 7/1/35	1,000,000	943,240
5.00% 7/1/45	2,500,000	2,261,750
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30	2,650,000	2,737,529
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29	740,000	773,522
5.25% 2/1/34	1,000,000	1,037,940
5.25% 2/1/39	2,750,000	2,817,265
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,423,593
5.75% 4/1/40	2,000,000	1,990,420
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University) 5.00% 11/15/39	4,000,000	4,113,360
Northeastern Pennsylvania Hospital & Education Authority
(Wilkes University Project) Series A 5.25% 3/1/42	1,000,000	942,430
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
5.00% 6/1/32	2,000,000	1,976,220
(Delaware Valley College) 5.00% 11/1/27	1,250,000	1,236,375
(Drexel University Project) 5.00% 5/1/20	250,000	287,565
(Edinboro University - Student Housing) 6.00% 7/1/42	1,400,000	1,373,652
(Edinboro University Foundation)
5.875% 7/1/38	3,500,000	3,404,485
6.00% 7/1/43	1,000,000	980,940
(Gwynedd Mercy College Project)
Series KK1 5.375% 5/1/42	1,300,000	1,228,435
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,803,858
Series A 5.00% 7/1/41	1,500,000	1,438,230
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,549,849
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,340,265
6.25% 10/1/43	2,000,000	2,096,440
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39 (SGI)	4,000,000	3,824,680
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,398,968

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Temple University)
First Series 5.00% 4/1/21	500,000	$577,810
First Series 5.00% 4/1/22	1,200,000	1,383,552
(Thomas Jefferson University Project)
5.00% 3/1/24	1,115,000	1,232,476
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	1,006,770
(Trustees of the University of Pennsylvania)
5.00% 9/1/29	1,000,000	1,089,500
Series A 5.00% 9/1/29	1,000,000	1,087,310
Series A 5.00% 9/1/41	5,000,000	5,254,000
(University of Pennsylvania)
Series B 5.00% 9/1/26	1,450,000	1,596,276
Series B 5.00% 9/1/27	1,550,000	1,698,645
Series B 5.00% 9/1/30	1,000,000	1,070,530
Series B 5.00% 9/1/31	250,000	266,163
Series B 5.00% 9/1/32	1,000,000	1,060,390
(University of the Sciences) 5.00% 11/1/42	1,000,000	1,004,960
(Widener University)
5.00% 7/15/39	1,440,000	1,393,445
Series A 5.50% 7/15/38	435,000	428,910
Pennsylvania Higher Educational Facilities Authority
Student Housing Revenue University Properties
(East Stroudsburg University of Pennsylvania)
5.00% 7/1/42	1,750,000	1,544,550
Pennsylvania State University
Series B 5.25% 8/15/22	1,865,000	2,231,398
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Charter Project)
Series A 5.75% 8/15/32	4,000,000	3,710,080
(Green Woods Charter School)
Series A 5.50% 6/15/22	1,165,000	1,121,196
Series A 5.75% 6/15/42	2,500,000	2,137,850
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,511,880
Series A 5.625% 6/15/42	3,000,000	2,902,740
(Master Charter School Project) 6.00% 8/1/35	1,610,000	1,675,253
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,014,030
(Performing Arts Charter School Project) 144A
6.75% 6/15/43#	2,550,000	2,538,551

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	$1,007,434
7.00% 6/15/43	1,535,000	1,501,230
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,525,000	1,481,782
Series A 5.625% 7/1/28 (ACA)	1,000,000	1,000,310
University of Pittsburgh Commonwealth System of Higher
Education
(University Capital project) Series B 5.25% 9/15/25	8,075,000	9,334,942
		125,868,926
Electric Revenue Bonds – 1.27%
Philadelphia Gas Works Revenue
(8th-1998 General Ordinance)
Series A 5.00% 8/1/15	2,640,000	2,806,452
Series A 5.00% 8/1/16	3,000,000	3,279,810
		6,086,262
Healthcare Revenue Bonds – 24.68%
Allegheny County Hospital Development Authority
Revenue
(University of Pittsburgh Medical Center) 5.50% 8/15/34	3,980,000	4,262,142
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31	10,000,000	11,015,200
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39	8,000,000	8,994,080
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,019,200
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	2,500,000	2,421,900
6.375% 1/1/39	5,000,000	5,270,850
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/36	5,000,000	5,325,800
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,018,197
Geisinger Authority Health System
Series A-1 5.125% 6/1/41	4,000,000	4,071,040
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	2,984,730

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County Hospital Authority Revenue
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	$1,344,017
5.00% 4/1/33	1,830,000	1,625,918
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	857,390
5.25% 7/1/42	1,500,000	1,227,045
(Lehigh Valley Health Network) 4.00% 7/1/33	2,500,000	2,228,775
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32	1,150,000	1,131,796
Series A 5.00% 1/1/41	1,500,000	1,418,100
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,101,220
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligation Group)
5.00% 6/1/31	2,000,000	2,050,820
(Abington Memorial Hospital) Series A 5.125% 6/1/33	5,000,000	5,066,950
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,244,700
5.00% 11/15/28	1,600,000	1,567,792
5.00% 11/15/29	680,000	662,123
Series A-1 6.25% 11/15/29	700,000	739,256
Series B 5.00% 11/15/22	3,000,000	3,095,100
(Foulkeways at Gwynedd Project)
Series A 5.00% 12/1/24	1,000,000	1,016,220
Series A 5.00% 12/1/30	1,500,000	1,488,120
Montgomery County Industrial Development Authority
Revenue
(New Regional Medical Center Project)
5.375% 8/1/38 (FHA)	1,000,000	1,052,240
(Whitemarsh Continuing Care)
6.125% 2/1/28	3,000,000	2,973,090
6.25% 2/1/35	1,000,000	973,590
Northampton County Industrial Development Authority
(Morningstar Senior Living)
5.00% 7/1/27	1,400,000	1,311,884
5.00% 7/1/32	1,275,000	1,131,932

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	5,000,000	$5,402,050
Pennsylvania Economic Development Financing Authority
Revenue
(Dr. Gertrude A. Barber Center Project)
5.90% 12/1/30 (RADIAN)	2,250,000	2,250,428
(University of Pittsburgh Medical Center) Series A
5.00% 7/1/43	1,265,000	1,264,937
Pennsylvania Higher Educational Facilties Authority
Revenue
(University of Pennsylvania Health Care System)
5.00% 8/15/24	4,850,000	5,285,530
5.25% 8/15/26	3,910,000	4,249,584
5.75% 8/15/23	2,500,000	2,891,625
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Temple University Health System) Series A
5.50% 7/1/30	2,700,000	2,315,493
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29	3,500,000	3,586,205
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,835,000	5,247,861
Westmoreland County Industrial Development Authority
Revenue
(Health System-Excela Health Project) Series A
5.125% 7/1/30	250,000	251,795
		118,436,725
Housing Revenue Bonds – 2.90%
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	1,165,000	1,166,386
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,341,121
Pennsylvania Housing Finance Agency Single Family
Mortgage Revenue
Series 106B 4.80% 4/1/28	5,200,000	5,312,996
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUB)	2,295,000	2,110,872
		13,931,375

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds – 5.25%
Allegheny County Industrial Development Authority Lease
Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	$1,264,712
5.125% 9/1/31	1,065,000	954,836
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	10,270,800
Pennsylvania Economic Development Financing Authority
(Unemployment Compensation Revenue) Series B
5.00% 1/1/20	3,000,000	3,515,160
Pennsylvania Industrial Development Authority
(Economic Development) 5.50% 7/1/23	4,385,000	4,865,552
Philadelphia Municipal Authority Lease Revenue
6.50% 4/1/39	4,000,000	4,316,600
		25,187,660
Local General Obligation Bonds – 6.54%
Allegheny County
Series C-65 5.00% 5/1/18	3,765,000	4,291,121
Series C-69 5.00% 12/1/28	1,000,000	1,060,240
Series C-70 5.00% 12/1/33	2,205,000	2,251,481
Bethel Park School District
5.10% 8/1/33	3,000,000	3,279,240
Central Bucks School District
Series B 5.00% 5/15/20	2,295,000	2,719,873
Central County
Series B 4.00% 7/1/26	915,000	940,885
Chester County
5.00% 11/15/32	5,725,000	6,254,734
5.00% 11/15/33	2,625,000	2,858,415
Series C 5.00% 7/15/29	3,000,000	3,317,790
City of Pittsburgh
Series B 5.00% 9/1/26 (AGM)	3,000,000	3,289,230
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,146,490
		31,409,499
Pre-Refunded/Escrowed to Maturity Bonds – 6.15%§
Delaware County Authority Health Facilities Revenue
(Mercy Health Project) 6.00% 12/15/26	3,500,000	3,774,715
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	5,214,147
(Widener University) 5.00% 7/15/39-15	1,560,000	1,679,527

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds§ (continued)
Pennsylvania Industrial Development Authority Revenue
(Economic Development) 5.50% 7/1/23-18	615,000	$737,004
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Presbyterian Medical Center Project) 6.65% 12/1/19	10,370,000	12,229,341
Pittsburgh Water & Sewer Authority Revenue
7.25% 9/1/14 (FGIC)	1,205,000	1,262,129
Puerto Rico Highway & Transportation Authority Revenue
Pre-Refunded
Series AA 5.50% 7/1/18 (NATL-RE)	3,835,000	4,597,705
		29,494,568
Resource Recovery Revenue Bonds – 0.65%
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	3,130,141
		3,130,141
Special Tax Revenue Bonds – 3.85%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	3,500,000	3,132,220
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29	90,000	93,406
Series A 5.75% 12/1/34	3,050,000	3,167,394
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	1,910,020
Pennsylvania Intergovernmental Cooperation Authority
(Philadelphia Funding Program) 5.00% 6/15/21	2,000,000	2,314,400
Pittsburgh & Allegheny County Sports & Exhibition
Authority
5.00% 2/1/35 (AGM)	3,000,000	3,038,850
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/42	5,080,000	3,864,813
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35•	1,000,000	953,610
		18,474,713
State General Obligation Bonds – 6.22%
Pennsylvania
First Series 5.00% 4/1/26	1,500,000	1,700,580
First Series 5.00% 3/15/28	5,000,000	5,622,450
First Series 5.00% 11/15/29	6,000,000	6,589,920

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Pennsylvania
Second Series 5.00% 4/15/18	4,335,000	$5,067,182
Second Series 5.00% 1/1/22	10,000,000	10,874,800
		29,854,932
Transportation Revenue Bonds – 7.98%
Allegheny County Airport Revenue
(Pittsburgh International Airport Project)
Series A 5.75% 1/1/14 (NATL-RE) (AMT)	2,500,000	2,511,750
Lehigh Northampton Airport Authority Revenue
Series A 6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,526,250
Series A 6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,679,021
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,552,710
Series A 5.00% 11/1/41 (AMT)	5,000,000	4,761,500
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,948,387
Series A 5.00% 12/1/23	2,450,000	2,815,957
Series E 5.00% 12/1/29	5,000,000	5,276,500
Series E 5.00% 12/1/30	2,000,000	2,095,360
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,421,273
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,729,984
		38,318,692
Water & Sewer Revenue Bonds – 1.91%
Cambridge Area Joint Authority Guaranteed Sewer
Revenue
5.625% 12/1/28	1,150,000	1,205,131
6.00% 12/1/37	1,000,000	1,041,940
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,109,040
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	4,827,780
		9,183,891
Total Municipal Bonds (cost $461,819,390)		471,576,468

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)
Short-Term Investment – 0.31%
Variable Rate Demand Note – 0.31%¤
Lancaster County Hospital Authority Revenue
(Masonic Homes Project) Series D
0.02% 7/1/34 (LOC - JP Morgan Chase Bank N.A.)	1,500,000	1,500,000
Total Short-Term Investment (cost $1,500,000)		1,500,000

Total Value of Securities – 98.56%
(cost $463,319,390)		473,076,468

Receivables and Other Assets Net of Liabilities – 1.44%		6,902,684
Net Assets – 100.00%		$479,979,152

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2013, the aggregate value of Rule 144A securities was $2,538,551, which represented 0.53% of the Fund’s net assets. See Note 3 in “Notes.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2013.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FGIC – Insured by Financial Guaranty Insurance Company
FHA – Federal Housing Administration
HUB – Housing and Urban Development Section 8
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
SGI – Insured by Syncora Guarantee Inc.

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Notes
Delaware Tax-Free Pennsylvania Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Feb. 28, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund changed its fiscal year end from February to August, effective Aug. 31, 2013.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

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Notes
Delaware Tax-Free Pennsylvania Fund

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$463,319,390
Aggregate unrealized appreciation	20,948,111
Aggregate unrealized depreciation	(11,191,032)
Net unrealized appreciation	$9,757,078

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.

Post-enactment losses incurred that will be carried forward under the Act are as follows:

Loss Carryforward Character
Short-term	Long-term
$1,051,189	$354,552

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

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Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

Level 2
Municipal Bonds	$471,576,468
Short-Term Investment	1,500,000

Total	$473,076,468

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities mainly in Pennsylvania, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico and the U.S. Virgin Islands, whose bonds are also generally free from Pennsylvania state personal income tax.

The value of the Fund’s investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 8.40% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

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Notes
Delaware Tax-Free Pennsylvania Fund

3. Geographic, Credit, and Market Risk (continued)

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 30, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

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4. Subsequent Events

Effective Dec. 31, 2013, the Fund began offering Institutional Class shares for sale to certain eligible investors. Management has determined that no additional material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: